International Operations - Foreign Revenue, Income before Income Taxes, Net Income and Assets from Foreign Operations (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Segment Reporting Information [Line Items]
Total assets	$ 385,303	[1]	$ 374,516	[1],[2]	$ 359,226	[1],[2]
Total revenue	15,692		15,048	[2]	14,610	[2]
Income before income taxes	3,563	[2]	3,777	[2],[3]	3,357	[2],[3]
Net income	2,651	[2]	2,185	[2]	2,515	[2]
EMEA
Segment Reporting Information [Line Items]
Total assets	86,189	[1],[4]	70,046	[1],[4]	78,912	[1],[4]
Total revenue	3,931	[4]	3,821	[4]	3,727	[4]
Income before income taxes	985		1,015		936
Net income	775		822		761
APAC
Segment Reporting Information [Line Items]
Total assets	16,812	[1]	20,498	[1]	18,064	[1]
Total revenue	1,383		936		902
Income before income taxes	913		493		429
Net income	719		399		349
Other
Segment Reporting Information [Line Items]
Total assets	1,516	[1]	1,808	[1]	1,816	[1]
Total revenue	645		738		646
Income before income taxes	365		414		326
Net income	287		335		265
Foreign
Segment Reporting Information [Line Items]
Total assets	104,517	[1]	92,352	[1]	98,792	[1]
Total revenue	5,959		5,495		5,275
Income before income taxes	2,263		1,922		1,691
Net income	1,781		1,556		1,375
Domestic
Segment Reporting Information [Line Items]
Total assets	280,786	[1]	282,164	[1],[2]	260,434	[1],[2]
Total revenue	9,733		9,553	[2]	9,335	[2]
Income before income taxes	1,300		1,855	[2]	1,666	[2]
Net income	$ 870		$ 629	[2]	$ 1,140	[2]

[1]	Total assets include long-lived assets, which are not considered by management to be significant in relation to total assets. Long-lived assets are primarily located in the United States.
[2]	Results for years ended Dec. 31, 2013 and Dec. 31, 2012 were restated to reflect the retrospective application of adopting new accounting guidance in 2014 related to our investments in qualified affordable housing projects (ASU 2014-01). See Note 2 of the Notes to Consolidated Financial Statements for additional information.
[3]	Results for 2013 and 2012 were restated to reflect the retrospective application of adopting new accounting guidance in 2014 related to our investments in qualified affordable housing projects (ASU 2014-01). See Note 2 of the Notes to Consolidated Financial Statements for additional information.
[4]	Includes revenue of approximately $2.3 billion, $2.3 billion and $2.3 billion and assets of approximately $46.2 billion, $36.4 billion and $40.0 billion in 2014, 2013, and 2012, respectively, of international operations domiciled in the UK, which is 15%, 15% and 16% of total revenue and 12%, 10%, and 11% of total assets, respectively.